Subsequent Events - Additional Information (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	Jan. 30, 2022	Dec. 27, 2021	Dec. 31, 2021	Dec. 14, 2021	Dec. 27, 2019
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during the period shares new issues				2,208,480
Notional amount					$ 386,190
Number of warrants exercised (in shares)	9,678
Exercise price of warrants (in dollars per share)	$ 11.50
Numberof warrants surrendered (in shares)	22,540,651
Number of warrants unexercised (in shares)	449,665
Redemption price of warrants (in dollars per share)	$ 0.10
Definitive commercial agreement [Member] | LG Chem, Ltd. and LG Energy Solution, Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of stock issue price per share				$ 11.32
Definitive commercial agreement [Member] | LG Chem, Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments accounted for using equity method				$ 25,000,000
Definitive commercial agreement [Member] | LG Energy Solution, Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments accounted for using equity method				25,000,000
Definitive commercial agreement [Member] | Top of range [member] | LG Chem, Ltd. and LG Energy Solution, Ltd. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments accounted for using equity method				$ 50,000,000
Original Note, in Lieu of Interest Payments [Member] | Convertible Debt [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 100,000,000
Original Note, in Lieu of Interest Payments [Member] | Convertible Debt [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 1,827,778
Redemption Of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of Warrant or Right, Redemption Price of Warrants or Rights		$ 0.10
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		0.253